WARRANTS - Outstanding (Details) - $ / shares	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Warrants outstanding
Beginning balance (in shares)		2,095,588
Issued (in shares)	2,004,375
Exercised (in shares)	(452,333)	(2,095,588)
Ending balance (in shares)	1,552,042
Weighted average exercise price
Beginning (in dollars per share)		$ 3.2
Issued (in dollars per share)	$ 21.65
Exercised (in dollars per share)	20	$ 3.2
Ending (in dollars per share)	$ 22.14